Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 4,530	$ 2,009
Defined benefit liability (Note 18)	462	477
Gold and silver certificates	119	102
Brokers' client accounts	5,907	6,617
Derivative collateral payable	3,381	5,919
Negotiable instruments	1,228	1,267
Accrued employee compensation and benefits	2,580	2,737
Accounts payable and accrued expenses	2,804	2,608
Other	5,621	6,336
Total	$ 26,632	$ 28,072